Note 05 - Marketable Securities (Table)	12 Months Ended
Dec. 31, 2010
Investments Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]

	As of December 31,
	2010	2009
Marketable securities classification:
Available-for-sale	3,162	2,551
Trading	15,395	-
Held-to-maturity	154	180

	18,711	2,731

Less: Current portion of marketable securities	(15,612)	(72)

Long-term portion of marketable securities	3,099	2,659